UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

October 31, 2007

SFB-QTLY-1207

1.809079.103

Investments October 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount	Value
Alabama - 0.6%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (Pre-Refunded to 1/1/13 @ 100) (d)	$ 1,915,000	$ 2,040,030
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20 (MBIA Insured)	800,000	846,088
5% 10/1/22 (MBIA Insured)	1,000,000	1,053,640
Pell City Spl. Care Facilities Rev. (Noland Health Services, Inc. Proj.) Series A, 5% 12/1/13	1,000,000	1,025,210
		4,964,968
Arizona - 2.8%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,317,150
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series A, 5% 1/1/21	1,000,000	1,030,310
Series B, 4.315% 1/1/37 (c)	1,000,000	929,790
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/35	750,000	709,965
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 5% 4/1/12	1,000,000	1,022,140
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series A:
5% 7/1/16	1,000,000	1,056,010
5% 7/1/17	1,495,000	1,574,489
5% 7/1/18	1,695,000	1,771,495
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	4,250,000	4,391,653
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,395,516
Pinal County Unified School District #1 Florence (2006 School Impt. Proj.) Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,073,590
Salt Verde Finl. Corp. Sr. Gas Rev.:
5.25% 12/1/23	2,500,000	2,607,800
5.5% 12/1/29	1,000,000	1,056,680
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,337,518
		22,274,106
Municipal Bonds - continued
	Principal Amount	Value
Arkansas - 0.2%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity) (d)	$ 1,415,000	$ 1,194,472
California - 13.3%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,169,281
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/11 (FSA Insured)	2,140,000	2,265,597
5.5% 5/1/15 (AMBAC Insured)	600,000	649,380
6% 5/1/14 (MBIA Insured)	1,500,000	1,660,110
California Econ. Recovery Series A:
5.25% 7/1/13	1,000,000	1,082,640
5.25% 7/1/13 (MBIA Insured)	1,600,000	1,736,480
5.25% 7/1/14 (FGIC Insured)	400,000	437,740
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,686
5% 2/1/11	1,000,000	1,042,700
5% 12/1/11 (MBIA Insured)	2,000,000	2,116,780
5% 9/1/12	1,000,000	1,057,790
5% 10/1/12	4,400,000	4,658,368
5% 3/1/15	1,000,000	1,066,800
5% 8/1/20	5,900,000	6,184,262
5% 11/1/21	2,430,000	2,508,611
5% 11/1/24 (b)	3,000,000	3,107,400
5% 3/1/26	1,000,000	1,025,250
5% 6/1/26	1,385,000	1,417,367
5% 6/1/27 (AMBAC Insured)	500,000	520,360
5% 9/1/27	1,200,000	1,228,284
5% 2/1/31 (MBIA Insured)	500,000	513,630
5% 3/1/31	1,700,000	1,726,486
5% 9/1/31	1,200,000	1,219,608
5% 12/1/31 (MBIA Insured)	600,000	619,986
5% 9/1/32	1,400,000	1,421,868
5% 8/1/33	1,100,000	1,114,707
5% 9/1/33	3,000,000	3,044,700
5% 8/1/35	2,100,000	2,125,368
5% 9/1/35	3,200,000	3,243,072
5.125% 11/1/24	400,000	414,056
5.25% 2/1/15	1,240,000	1,329,206
5.25% 2/1/16	500,000	534,910
5.25% 2/1/27 (MBIA Insured)	400,000	420,116
5.25% 2/1/28	500,000	522,605
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/33	$ 1,200,000	$ 1,236,420
5.25% 12/1/33	35,000	36,397
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (d)	1,300,000	1,423,240
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	531,080
5.5% 4/1/30	5,000	5,333
5.5% 11/1/33	2,300,000	2,433,170
6.6% 2/1/10	2,215,000	2,359,507
6.75% 8/1/10	500,000	541,510
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,160,000	2,301,804
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,237,740
(Univ. of California Research Proj.) Series E, 5.25% 10/1/19	2,000,000	2,140,800
Series 2005 H, 5% 6/1/18	1,000,000	1,047,440
Series 2005 K, 5% 11/1/16	1,300,000	1,376,297
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,065,050
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	1,000,000	1,020,880
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	300,000	298,626
(Kaiser Permanente Health Sys. Proj.) Series B, 4.285% 4/1/36 (c)	2,500,000	2,181,950
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	202,760
5% 1/15/16 (MBIA Insured)	200,000	207,826
5.75% 1/15/40	300,000	306,411
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (d)	1,000,000	1,156,630
Series A:
5% 6/1/45	4,200,000	4,226,166
5% 6/1/45 (FGIC Insured)	1,000,000	1,015,710
Series A1, 5% 6/1/33	400,000	359,552
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	1,300,000	1,347,593
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	$ 500,000	$ 512,260
Los Angeles Unified School District Series H, 5% 7/1/18 (FSA Insured)	3,500,000	3,790,710
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/31 (MBIA Insured)	1,500,000	1,548,495
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,285,315
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	789,468
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	1,650,000	1,713,657
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured)	1,000,000	1,069,120
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,039,680
Port of Oakland Rev. Series C, 5% 11/1/17 (MBIA Insured)	3,000,000	3,268,260
San Jose Int'l. Arpt. Rev. Series B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,481,175
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (Pre-Refunded to 7/1/13 @ 100) (d)	1,000,000	1,076,320
Univ. of California Revs. Series K, 5% 5/15/18 (MBIA Insured)	2,000,000	2,150,480
Washington Township Health Care District Rev. Series A:
5% 7/1/16	535,000	557,866
5% 7/1/37	1,750,000	1,749,878
Yuba City Unified School District 0% 9/1/22 (FGIC Insured)	1,000,000	517,050
		107,810,830
Colorado - 2.2%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,374,529
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,835,943
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (d)	6,000,000	3,084,360
Colorado Health Facilities Auth. Rev. (Volunteers of America Care Proj.) Series A:
5% 7/1/09	585,000	587,913
5% 7/1/13	710,000	713,422
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Health Facilities Auth. Rev. (Volunteers of America Care Proj.) Series A: - continued
5.3% 7/1/37	$ 300,000	$ 277,665
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,882,728
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (d)	1,020,000	519,353
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (d)	1,000,000	654,840
Denver City & County Arpt. Rev. Series E, 5% 11/15/32 (AMBAC Insured)	2,000,000	2,066,900
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/09	1,220,000	1,235,750
E-470 Pub. Hwy. Auth. Rev. Series B:
0% 9/1/13 (MBIA Insured)	1,415,000	1,129,396
0% 9/1/20 (MBIA Insured)	1,400,000	792,246
Mesa County Residual Rev. 0% 12/1/11 (Escrowed to Maturity) (d)	2,275,000	1,958,707
		18,113,752
District Of Columbia - 1.0%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,682,156
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	835,110
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	209,758
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series A, 5.5% 10/1/41 (FGIC Insured) (b)	4,700,000	5,115,245
		7,842,269
Florida - 2.3%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,041,140
Broward County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,067,980
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	526,200
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Series B, 5% 7/1/20 (FGIC Insured)	$ 1,965,000	$ 2,039,159
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	100,000	103,016
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series 2002, 3.95%, tender 9/1/12 (c)	1,500,000	1,485,000
Series A, 5% 11/15/16	800,000	839,888
Series G:
5% 11/15/16	100,000	105,497
5.125% 11/15/18	1,000,000	1,057,340
Series I, 5%, tender 11/16/09 (c)	1,000,000	1,020,090
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/16 (b)	1,630,000	1,699,617
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,700,000	1,736,839
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,650,000	1,680,773
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (b)	1,500,000	1,554,165
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,200,000	2,269,388
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	213,748
		18,439,840
Georgia - 2.2%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19	2,000,000	2,148,860
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,700,000	1,753,567
5% 11/1/43 (FSA Insured)	1,280,000	1,314,918
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,576,065
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (d)	4,120,000	2,190,480
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A:
5.5% 9/15/22	2,000,000	2,069,840
5.5% 9/15/23	5,000,000	5,154,850
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (d)	$ 1,595,000	$ 848,014
Valdosta & Lowndes County Hosp. 5% 10/1/24	1,000,000	1,023,500
		18,080,094
Illinois - 11.8%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (Pre-Refunded to 1/1/12 @ 100) (d)	3,000,000	3,210,840
Boone & Winnebago County Cmnty. Unit School District 200 0% 1/1/20 (FGIC Insured)	1,065,000	625,230
Chicago Board of Ed. (Westinghouse High School Proj.) Series C, 5.25% 12/1/19 (Pre-Refunded to 12/1/15 @ 100) (d)	1,000,000	1,105,080
Chicago Gen. Oblig.:
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/43 (AMBAC Insured)	1,080,000	1,099,969
Series 2004 A:
5% 1/1/34 (FSA Insured)	3,700,000	3,792,278
5.25% 1/1/29 (FSA Insured)	1,200,000	1,257,048
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000,000	1,042,200
5.25% 1/1/33 (MBIA Insured)	130,000	134,297
Chicago Motor Fuel Tax Rev.:
Series 1993, 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,030,570
Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,042,320
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,000,000	1,054,400
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.35% 2/1/19 (Pre-Refunded to 2/1/11 @ 100) (d)	1,495,000	1,579,378
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured)	1,000,000	1,077,640
5.25% 11/15/26 (MBIA Insured)	300,000	318,246
Series C, 5% 11/15/25 (AMBAC Insured)	500,000	516,810
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,418,554
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series A, 5.5% 5/1/15 (FGIC Insured)	1,000,000	1,109,890
Illinois Dev. Fin. Auth. Gas Supply Rev. (The Peoples Gas Lt. & Coke Co. Proj.) Series 2003 B, 3.05%, tender 2/1/08 (AMBAC Insured) (c)	6,100,000	6,082,920
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (d)	$ 4,600,000	$ 2,228,976
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,088,000
Illinois Edl. Facilities Auth. Revs. (Northwestern Univ. Proj.) 5% 12/1/38	500,000	512,070
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,517,083
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,223,408
Illinois Gen. Oblig.:
First Series:
5.375% 7/1/11 (MBIA Insured)	1,500,000	1,594,590
5.5% 4/1/17 (MBIA Insured)	400,000	417,256
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,041,030
5.6% 4/1/21 (MBIA Insured)	400,000	417,792
Series 2006, 5.5% 1/1/31	1,000,000	1,153,900
Series A, 5% 3/1/34	5,000,000	5,100,050
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,886,921
Illinois Muni. Elec. Agcy. Pwr. Supply Series A:
5% 2/1/35 (FGIC Insured)	4,000,000	4,122,080
5.25% 2/1/20 (FGIC Insured)	3,360,000	3,635,654
Illinois Sales Tax Rev.:
First Series:
5.5% 6/15/15	1,200,000	1,274,004
6% 6/15/20	300,000	318,084
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,099,540
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2006 A1, 5% 1/1/26 (FSA Insured)	900,000	939,789
Series 2006 A2, 5% 1/1/31 (FSA Insured)	7,200,000	7,507,728
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	688,270
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,260,000	1,347,525
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (d)	1,000,000	1,075,070
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	1,000,000	658,580
6.5% 1/1/20 (AMBAC Insured)	900,000	1,094,463
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Forest Preservation District Series 2007 A, 4.165% 12/15/13 (c)	$ 1,000,000	$ 1,000,680
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,088,450
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,081,280
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	1,400,000	1,521,842
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,880,800
0% 6/15/16 (FGIC Insured)	1,000,000	705,650
0% 12/15/16 (MBIA Insured)	1,935,000	1,336,872
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (d)	5,000,000	4,559,900
Quincy Hosp. Rev. 5% 11/15/14	1,015,000	1,052,078
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	1,190,000	786,423
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/18 (FSA Insured)	1,830,000	1,149,075
Winnebago County School District No. 122 Harlem-Loves Park Rev. 0% 1/1/15 (FSA Insured)	2,880,000	2,170,800
		95,773,383
Indiana - 3.2%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	2,875,000	3,252,229
Carlisle-Sullivan Independent School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,000,000	1,055,770
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (Pre-Refunded to 1/15/12 @ 100) (d)	685,000	736,868
Crown Point Multi-School Bldg. Corp. 5% 7/15/19 (Pre-Refunded to 7/15/15 @ 100) (d)	1,225,000	1,328,170
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,618,742
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,734,594
Hamilton Southeastern Consolidated School Bldg. Corp. 5.5% 1/15/19 (Pre-Refunded to 7/15/11 @ 100) (d)	1,075,000	1,149,229
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	1,000,000	1,055,530
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	1,500,000	1,808,925
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/09	$ 1,175,000	$ 1,195,010
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	667,360
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 1/1/16 (MBIA Insured)	1,005,000	1,114,877
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	1,630,000	1,751,207
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,148,590
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (Pre-Refunded to 7/15/15 @ 100) (d)	1,000,000	1,100,800
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	500,000	509,410
Wayne Township Marion County School Bldg. Corp. 5.5% 7/15/27 (MBIA Insured)	700,000	759,871
		25,987,182
Iowa - 0.5%
Coralville Urban Renewal Rev. Series C, 5% 6/1/47	850,000	788,137
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (d)	2,800,000	2,957,696
		3,745,833
Kansas - 0.4%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	688,721
(Stormont-Vail Healthcare, Inc. Proj.) Series L, 5.125% 11/15/32 (MBIA Insured)	1,620,000	1,687,684
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	229,372
Lawrence Hosp. Rev.:
5.125% 7/1/14	520,000	549,505
5.25% 7/1/15	200,000	213,346
		3,368,628
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 0.2%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	$ 750,000	$ 775,823
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	526,770
		1,302,593
Louisiana - 1.3%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	597,799
Louisiana Pub. Facilities Auth. Rev.:
(Archdiocese of New Orleans Proj.):
5% 7/1/18 (CIFG North America Insured)	900,000	953,685
5% 7/1/22 (CIFG North America Insured)	630,000	656,920
(Nineteenth Judicial District Court Proj.):
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,610,775
5.5% 6/1/41 (FGIC Insured)	4,770,000	5,160,615
New Orleans Gen. Oblig. 5.25% 12/1/23 (MBIA Insured)	1,000,000	1,058,590
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	819,737
		10,858,121
Maine - 0.9%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (d)	2,725,000	2,908,910
Series 2004, 5.25% 7/1/30 (FSA Insured)	1,000,000	1,056,790
Series 2007:
5.25% 7/1/24 (AMBAC Insured)	1,675,000	1,807,811
5.25% 7/1/37 (AMBAC Insured)	1,400,000	1,489,306
		7,262,817
Maryland - 0.4%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	2,000,000	2,106,620
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,005,190
		3,111,810
Massachusetts - 5.5%
Foxborough Stadium Infrastructure Impt. 6% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (d)	3,195,000	3,424,689
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	1,000,000	1,045,570
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (d)	$ 2,610,000	$ 2,684,359
Series 2000 A, 5.75% 6/15/13	1,000,000	1,065,430
Massachusetts Gen. Oblig.:
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	1,100,000	1,189,661
Series 2005 A, 5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100) (d)	1,500,000	1,621,005
Series A, 4.159% 5/1/37 (FGIC Insured) (c)	2,000,000	1,888,900
Series C:
5% 8/1/32 (AMBAC Insured)	6,500,000	6,790,095
5% 8/1/37 (AMBAC Insured)	5,100,000	5,315,271
5.25% 8/1/24 (FSA Insured)	2,300,000	2,477,905
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (d)	1,100,000	1,194,534
Series E:
5% 11/1/23 (Pre-Refunded to 11/1/16 @ 100) (d)	3,600,000	3,917,772
5% 11/1/24 (Pre-Refunded to 11/1/16 @ 100) (d)	400,000	435,308
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	1,900,000	1,844,140
5% 8/15/23 (FSA Insured)	3,000,000	3,151,560
5% 8/15/30 (FSA Insured)	2,500,000	2,601,075
5% 8/15/37 (AMBAC Insured)	1,900,000	1,974,347
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,148,120
		44,769,741
Michigan - 2.4%
Clarkston Cmnty. Schools 5% 5/1/12 (FSA Insured) (b)	1,400,000	1,468,110
Detroit City School District 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (d)	25,000	25,949
Detroit Swr. Disp. Rev. Series B, 5% 7/1/36 (FGIC Insured)	2,300,000	2,369,920
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/15 (MBIA Insured)	1,000,000	1,089,940
DeWitt Pub. Schools 5% 5/1/13 (MBIA Insured) (b)	1,415,000	1,494,820
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,468,070
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,186,372
Michigan Gen. Oblig. 5.25% 9/15/21 (FSA Insured)	3,625,000	3,947,879
Michigan Hosp. Fin. Auth. Rev. (Sparrow Hosp. Proj.) 5% 11/15/15	1,390,000	1,461,224
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	$ 1,000,000	$ 1,054,200
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	1,001,580
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,646,993
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (d)	10,000	10,260
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/19 (FSA Insured)	1,000,000	1,051,600
		19,276,917
Minnesota - 2.2%
Maple Grove Health Care Sys. Rev. 5.25% 5/1/28	1,000,000	1,023,250
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthSpan Corp. Proj.) Series A, 4.75% 11/15/18 (AMBAC Insured)	1,245,000	1,245,162
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series A, 5% 1/1/22 (AMBAC Insured)	8,845,000	9,329,605
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,337,803
North Saint Paul-Maplewood-Oakdale Independent School District 622 5% 8/1/18 (FSA Insured)	1,300,000	1,400,555
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/36	1,000,000	980,700
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	711,480
Spring Lake Park Independent School District #16 Series A, 5% 2/1/29 (FSA Insured)	1,000,000	1,042,430
		18,070,985
Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,559,640
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) 5% 6/1/10	1,050,000	1,069,730
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,051,890
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	1,200,000	1,245,612
Municipal Bonds - continued
	Principal Amount	Value
Missouri - continued
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (d)	$ 500,000	$ 532,395
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	961,244
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	802,386
		5,663,257
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	700,000	711,403
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,036,530
		1,747,933
Nebraska - 1.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 4.091% 12/1/17 (c)	1,000,000	941,210
Nebraska Pub. Pwr. District Rev. Series B, 5% 1/1/19 (FSA Insured)	5,000,000	5,380,350
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	407,759
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	2,000,000	2,057,020
5% 2/1/46	2,000,000	2,041,740
		10,828,079
Nevada - 0.4%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	1,000,000	1,047,860
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (d)	250,000	264,488
Series F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,059,910
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	531,250
		2,903,508
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,070,340
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 0.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	$ 600,000	$ 674,538
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	600,000	626,562
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,074,670
5.25% 3/1/23	1,000,000	1,065,540
5.25% 3/1/25	800,000	849,840
5.25% 3/1/26	600,000	635,832
New Jersey Tobacco Settlement Fing. Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (d)	1,430,000	1,607,306
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	500,000	522,585
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	445,196
		7,502,069
New York - 10.7%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/15 (FSA Insured) (b)	500,000	536,360
Erie County Indl. Dev. Agcy. School Facilities Rev.:
(Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (FSA Insured)	600,000	661,218
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,555,694
5.75% 5/1/24 (FSA Insured)	2,225,000	2,440,269
5.75% 5/1/26 (FSA Insured)	525,000	573,605
(City of Buffalo Proj.) Series 2003, 5.75% 5/1/21 (FSA Insured)	500,000	541,820
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,300,000	2,339,123
5% 2/15/47 (FGIC Insured)	1,700,000	1,744,302
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,040,980
Series C, 5% 9/1/35	1,000,000	1,026,480
New York City Gen. Oblig.:
Series 2005 G:
5% 8/1/15	2,800,000	3,013,584
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,176,700
Series F-1, 5% 9/1/25	3,000,000	3,115,830
Series J, 5.5% 6/1/19	800,000	866,856
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Subseries 2005 F1, 5.25% 9/1/14	$ 700,000	$ 761,775
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) 5% 1/1/22 (AMBAC Insured)	1,000,000	1,063,360
(Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	1,000,000	1,037,490
5% 3/1/36 (MBIA Insured)	600,000	619,842
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	207,250
Series 2003 E, 5% 6/15/34	1,200,000	1,228,212
Series 2005 D:
5% 6/15/37	300,000	308,589
5% 6/15/38	2,500,000	2,571,575
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,037,330
Series A:
5.5% 11/1/26 (a)	2,395,000	2,559,010
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (d)	5,000	5,308
6% 11/1/28 (a)	3,000,000	3,260,640
Series B:
5% 8/1/32	4,200,000	4,330,578
5.25% 2/1/29 (a)	1,605,000	1,683,180
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,071,960
(New York Univ. Hosp. Ctr. Proj.) Series A:
5% 7/1/14	1,000,000	1,029,580
5% 7/1/16	2,000,000	2,052,160
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	1,200,000	1,243,644
New York Metropolitan Trans. Auth. Rev. Series B, 5% 11/15/35 (MBIA Insured)	1,100,000	1,141,954
New York Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,066,370
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,000,000	1,068,750
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (d)	935,000	987,818
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp.:
Series A1:
5.5% 6/1/14	$ 700,000	$ 718,620
5.5% 6/1/15	500,000	520,380
5.5% 6/1/16	1,800,000	1,871,568
5.5% 6/1/17	500,000	525,740
Series C1:
5.5% 6/1/14	300,000	307,980
5.5% 6/1/15	1,085,000	1,129,225
5.5% 6/1/17	6,650,000	6,992,342
5.5% 6/1/18	8,030,000	8,535,408
5.5% 6/1/19	1,100,000	1,178,254
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,077,850
5.5% 6/1/21	4,060,000	4,327,960
5.5% 6/1/22	1,100,000	1,170,356
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (MBIA Insured)	5,000,000	5,210,500
Series Y, 6% 1/1/12 (Escrowed to Maturity) (d)	1,000,000	1,057,570
		86,592,949
North Carolina - 1.2%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	1,800,000	1,924,560
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20	1,000,000	1,034,960
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,182,860
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	185,000	189,157
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	628,572
Series B, 6.125% 1/1/09	210,000	215,456
Series D, 5.375% 1/1/10	615,000	635,221
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) 5% 10/1/20	1,000,000	1,038,760
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) 5.75% 10/1/37 (b)	1,000,000	990,060
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,588,650
		9,428,256
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - 0.1%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/21	$ 1,065,000	$ 1,073,445
Ohio - 2.0%
American Muni. Pwr. Electricity Purchase Rev. Series A, 5% 2/1/11	5,000,000	5,139,450
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,928,820
5.875% 6/1/47	2,700,000	2,617,866
6.5% 6/1/47	2,900,000	3,015,623
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,207,448
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,163,736
Olentangy Local School District:
5.5% 12/1/17 (FSA Insured)	35,000	37,490
5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (d)	1,260,000	1,363,370
		16,473,803
Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,093,680
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/17	1,205,000	1,271,697
		2,365,377
Oregon - 0.5%
Morrow County School District #1 5.625% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (d)	1,500,000	1,607,715
Oregon Gen. Oblig. Series A, 5% 8/1/28	1,400,000	1,452,570
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,126,780
		4,187,065
Pennsylvania - 1.4%
Annville-Cleona School District 5.5% 3/1/21 (FSA Insured)	1,200,000	1,317,996
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,061,670
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,087,720
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	622,580
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	514,412
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,059,510
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	$ 600,000	$ 616,356
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	534,465
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,169,510
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,046,750
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,419,300
		11,450,269
Puerto Rico - 0.6%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,452,402
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,500,000	1,571,010
Puerto Rico Muni. Fin. Agcy. 5% 8/1/11	1,000,000	1,039,280
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	2,400,000	462,552
0% 8/1/54 (AMBAC Insured)	6,600,000	624,228
		5,149,472
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,069,800
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,512,155
		2,581,955
South Carolina - 1.8%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,921,189
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,668,661
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,045,050
Lexington County Health Svcs. District, Inc. Hosp. Rev. 5% 11/1/14	1,000,000	1,049,250
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16	1,000,000	1,069,930
5% 12/1/18	1,880,000	1,986,615
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/18	1,765,000	1,774,125
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	$ 1,115,000	$ 1,187,598
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	465,433
		14,167,851
Tennessee - 1.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,031,800
5% 12/15/15	2,525,000	2,602,947
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	2,125,000	2,327,385
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,526,344
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,700,000	1,760,078
		10,248,554
Texas - 17.7%
Abilene Independent School District 5% 2/15/13	2,145,000	2,280,628
Alamo Cmnty. College District 5% 8/15/18 (FGIC Insured)	1,750,000	1,883,018
Aldine Independent School District (School Bldg. Proj.) 5.25% 2/15/32	2,400,000	2,546,352
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	980,040
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,104,410
Austin Independent School District 5.25% 8/1/14	1,000,000	1,089,150
Austin Util. Sys. Rev. 0% 5/15/10 (MBIA Insured)	7,970,000	7,277,248
Bastrop Independent School District 5.25% 2/15/37	1,000,000	1,057,080
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,817,317
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,398,750
5.375% 5/1/19 (FSA Insured)	215,000	227,853
5.375% 5/1/19 (Pre-Refunded to 5/1/12 @ 100) (d)	1,425,000	1,532,645
Birdville Independent School District 0% 2/15/11	3,665,000	3,245,834
Boerne Independent School District 5.25% 2/1/35	1,275,000	1,329,978
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,763,470
Comal Independent School District:
(School Bldg. Proj.) 5% 2/1/33	1,000,000	1,024,130
0% 2/1/16	2,235,000	1,581,799
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	$ 1,100,000	$ 1,202,135
Cotulla Independent School District 5.25% 2/15/37	4,170,000	4,391,844
Crowley Independent School District 5.25% 8/1/33	500,000	530,525
Denton Independent School District 5% 8/15/33	1,100,000	1,123,331
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,038,950
East Central Independent School District 5.625% 8/15/17 (e)	1,035,000	1,120,988
Freer Independent School District 5.25% 8/15/37	1,000,000	1,059,540
Garland Independent School District 5.5% 2/15/19	515,000	536,187
Granbury Independent School District 0% 8/1/19	1,000,000	596,510
Harris County Gen. Oblig.:
Series 1996, 0% 10/1/13 (MBIA Insured)	2,000,000	1,593,020
Series A, 0% 8/15/09 (MBIA Insured)	6,200,000	5,826,078
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) 5.75% 2/15/20 (Pre-Refunded to 8/15/12 @ 100) (d)	1,235,000	1,352,794
Hidalgo County Gen. Oblig. 5.75% 8/15/17 (Pre-Refunded to 8/15/11 @ 100) (d)	1,535,000	1,655,574
Houston Arpt. Sys. Rev. Series B, 5.5% 7/1/19 (Pre-Refunded to 7/1/10 @ 100) (d)	1,500,000	1,578,870
Houston Independent School District Series A, 0% 8/15/11	6,400,000	5,559,872
Kermit Independent School District 5.25% 2/15/32	600,000	636,588
La Joya Independent School District 5.75% 2/15/19 (Pre-Refunded to 2/15/10 @ 100) (d)	150,000	157,622
Lamar Consolidated Independent School District 5% 2/15/19	1,000,000	1,066,430
Lampasas Independent School District (School Bldg. Proj.) 5.25% 2/15/32	1,000,000	1,059,080
Lewisville Independent School District:
0% 8/15/18	1,025,000	645,965
5.25% 8/15/27	265,000	274,246
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,000,000	1,056,020
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C, 5% 5/15/33 (AMBAC Insured)	600,000	613,644
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/16 (FSA Insured)	1,260,000	1,347,835
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (d)	$ 1,000,000	$ 1,068,690
Magnolia Independent School District 5.25% 8/15/29 (FGIC Insured)	1,300,000	1,381,705
Mansfield Independent School District:
5.5% 2/15/17	15,000	16,003
5.5% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (d)	1,635,000	1,761,075
McAllen Independent School District:
5% 2/15/15	2,000,000	2,151,240
5% 2/15/16	2,610,000	2,791,943
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,196,126
Mercedes Independent School District Series 2000, 5.625% 8/15/15 (Pre-Refunded to 8/15/10 @ 100) (d)	175,000	185,180
New Caney Independent School District 5.25% 2/15/37	7,220,000	7,649,879
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,272,751
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	1,000,000	1,031,600
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,029,210
Series 2005 A, 5% 1/1/35 (FSA Insured) (b)	1,000,000	1,026,550
Northside Independent School District Series A, 3.78%, tender 6/1/09 (c)	4,000,000	4,022,400
Northwest Texas Independent School District 5% 2/15/15	1,145,000	1,231,585
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	795,758
Pampa Independent School District 5% 8/15/36	1,000,000	1,032,740
Pflugerville Gen. Oblig. 5% 8/1/33 (FGIC Insured)	2,010,000	2,060,190
Prosper Independent School District:
5.125% 8/15/30	400,000	417,292
5.375% 8/15/33	2,400,000	2,594,064
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (d)	200,000	211,240
Rockdale Independent School District 5.25% 2/15/37	800,000	838,776
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	3,120,000	3,078,348
San Antonio Elec. & Gas Sys. Rev.:
Series B, 0% 2/1/10 (Escrowed to Maturity) (d)	5,000,000	4,620,200
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (d)	$ 3,000,000	$ 3,212,310
San Marcos Consolidated Independent School District 5% 8/1/13	1,090,000	1,164,349
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,372,192
Socorro Independent School District 5.375% 8/15/18	60,000	63,077
South San Antonio Independent School District 5% 8/15/35	1,000,000	1,027,810
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,038,140
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,749,255
Texas Gen. Oblig. Series A, 5% 8/1/20	1,985,000	2,112,377
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,706,117
0% 9/1/16 (Escrowed to Maturity) (d)	15,000	10,549
0% 9/1/16 (MBIA Insured)	2,645,000	1,834,625
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,108,680
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	1,995,263
5.75% 8/15/38 (AMBAC Insured)	1,225,000	1,323,943
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,032,800
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (d)	1,000,000	1,101,520
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	100,000	103,605
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (d)	75,000	80,778
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (d)	1,500,000	583,230
White Settlement Independent School District 5.75% 8/15/34	1,150,000	1,246,014
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,283
Willis Independent School District 5% 2/15/13	1,040,000	1,105,759
		143,605,571
Municipal Bonds - continued
	Principal Amount	Value
Utah - 0.6%
Salt Lake City School District Series B, 5% 3/1/13	$ 1,135,000	$ 1,211,851
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,306,987
		4,518,838
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	213,404
6.125% 12/1/27 (AMBAC Insured)	300,000	323,070
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,027,690
		1,564,164
Washington - 2.5%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (MBIA Insured)	1,200,000	455,004
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (d)	1,570,000	1,700,938
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,075,580
Series 2006 B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,194,960
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,150,670
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,042,990
5.25% 1/1/26 (FSA Insured)	500,000	518,180
Series B, 5% 7/1/28 (FSA Insured)	1,000,000	1,038,580
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	2,725,900
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,035,190
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,862,858
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,085,830
5.4% 7/1/12 (FSA Insured)	1,000,000	1,072,040
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,064,870
		20,023,590
Municipal Bonds - continued
	Principal Amount	Value
West Virginia - 0.3%
West Virginia Higher Ed. Policy Commission Rev. Series B, 5% 4/1/34 (FGIC Insured)	$ 2,020,000	$ 2,069,934
Wisconsin - 0.7%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	605,000	643,902
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,078,160
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	500,000	518,210
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	992,260
Series B, 6% 2/15/25	1,000,000	1,029,080
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (d)	1,000,000	1,092,640
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (d)	500,000	556,145
		5,910,397
Wyoming - 0.2%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (d)	1,750,000	1,925,070
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $802,304,677)	806,859,727
NET OTHER ASSETS - 0.4%	3,236,705
NET ASSETS - 100%	$ 810,096,432
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,120,988 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 308,844
Income Tax Information

At October 31, 2007, the aggregate cost of investment securities for income tax purposes was $802,314,459. Net unrealized appreciation aggregated $4,545,268, of which $9,451,851 related to appreciated investment securities and $4,906,583 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	December 31, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 31, 2007